S000006018 [Member] Investment Strategy - Versatile Bond Portfolio	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuit of its investment objective, under normal market conditions, the Portfolio invests at least 80% of its assets in bonds, which may include debt securities of all types and of any maturity. For purposes of this Portfolio, “bonds” may include:
•	obligations of U.S. and non-U.S. issuers, including corporate bonds, convertible bonds and commercial paper;
•	securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises;
•	obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises;
•	obligations of supranational entities;
•	bank obligations, including certificates of deposit, fixed time deposits, bank notes and bankers’ acceptances; and
•	repurchase agreements.
The Portfolio may invest in bonds with a range of maturities from short- to long-term and does not attempt to maintain any pre-set average portfolio maturity or duration. The Portfolio’s duration will vary, depending on the investment adviser’s forecast of interest rates and its assessment of market risks generally. Duration is a measure of a security’s price sensitivity to changes in prevailing interest rates. Generally, the longer a security’s duration, the more sensitive it will be to changes in interest rates. The Portfolio’s investments may have fixed or variable principal payments and any type of interest rate payment and reset terms (including fixed, floating, variable and inverse floating rates, zero coupon, contingent, deferred, stripped and payment in-kind).
The Portfolio may invest in bonds issued by non-U.S. issuers, including obligations that are tied economically to emerging (less developed) market countries. Such bonds may be denominated in U.S. dollars as well as foreign currencies, and, while the Portfolio may enter into forward currency contracts and currency futures contracts to hedge foreign currency risks, it is not obligated to do so. Generally, the Portfolio does not hedge against foreign currency risks.
The Portfolio may invest up to 20% of its assets in other securities, including preferred stocks.
The Portfolio may invest in both “investment grade” and “below investment grade” bonds (commonly known as “high yield” or “junk” bonds). Investment grade bonds are debt securities that are rated in the top four rating categories by S&P Global Ratings, a division of S&P Global, Inc. (“S&P”), rated similarly by another independent rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality. The Portfolio may invest up to 50% of its net assets in bonds that are rated below investment grade (i.e., bonds rated below BBB-/Baa3/BBB- by S&P, Moody’s or Fitch, respectively, or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality) at the time of investment. Such bonds and unrated securities of similar credit quality may provide higher returns than investment grade bonds, but are subject to greater levels of credit, liquidity and interest rate risks.
The investment adviser will manage the Portfolio’s assets based upon its assessment of market, economic and other conditions. The investment adviser will consider various factors, including the financial condition, credit quality and credit risk of the issuer, the relative yield of the security and other security specific-features, current and potential future valuation and liquidity risks, economic and political risks of the country of the issuer, currency exchange rates, the security’s impact on the overall risk return characteristics of the Portfolio and other factors. The Portfolio’s risk profile may vary significantly over time.
Unlike many fixed income funds that pay out dividends monthly or quarterly, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.